FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Preferred shares	$ 20	$ 20